Vessels and subsidiaries, Vessels and time charter contracts (Details)		3 Months Ended			12 Months Ended
		Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Net book value		$ 1,476,436,000			$ 1,476,436,000	$ 1,589,444,000
Depreciation and amortisation expense [abstract]
Estimated scrap rate used as a basis for depreciation per ton					300
Impairment [Abstract]
Non-cash impairment charge		$ 7,600,000	$ 4,900,000		$ 12,600,000
Number of vessels recorded non-cash impairment charge | Vessel					3
Percentage of estimated weighted average cost of capital		8.59%	8.12%
Percentage of decreasing the weighted average cost of capital		0.50%
Impact of a 0.5% adverse change of weighted average cost of capital on impairment charge		$ 1,500,000
Increasing/(decreasing) in future charter rates per day		500
Impact of $500 per day adverse change of future charter rates on impairment charge		1,400,000
Impact of $500 per day favorable change of future charter rates on impairment charge		(1,400,000)
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					$ 2,106,997,000	2,071,456,000
Additions	[1]					(1,139,000)
Transferred from vessels upgrades					22,964,000	39,795,000
Disposals					(8,505,000)	(3,116,000)
Balance, end of period		2,121,456,000			2,121,456,000	2,106,997,000
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					(517,553,000)	(405,647,000)
Charge for the period					(123,412,000)	(115,022,000)
Impairment charges					(12,560,000)
Disposals					8,505,000	3,116,000
Balance, end of period		(645,020,000)			(645,020,000)	(517,553,000)
Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					11,652,000	0
Additions					28,581,000	51,446,000
Transferred to vessels					(22,964,000)	(39,795,000)
Balance, end of period		17,269,000			17,269,000	11,652,000
Time Charter Contracts [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value		452,000			452,000	1,430,000
Time Charter Contracts [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					6,600,000	6,600,000
Additions	[1]					0
Transferred from vessels upgrades					0	0
Disposals					0	0
Balance, end of period		6,600,000			6,600,000	6,600,000
Time Charter Contracts [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					(5,170,000)	(4,193,000)
Charge for the period					(978,000)	(978,000)
Impairment charges					0
Disposals						0
Balance, end of period		(6,148,000)			(6,148,000)	(5,170,000)
Time Charter Contracts [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					0	0
Additions					0	0
Transferred to vessels					0	0
Balance, end of period		0			0	0
VLCC [Member]
Impairment [Abstract]
Impairment rate for time charter equivalents, remaining period in current year			$ 20,107
Impairment rate for time charter equivalents, first year			21,550		19,610
Impairment rate for time charter equivalents, second year			21,194		25,279
Impairment rate for time charter equivalents, thereafter			$ 42,557		$ 42,466
Percentage of reduction in impairment rate			20.00%		20.00%
Consideration period for reduction in impairment rate					15 years
VLCC [Member] | VLCCs built 2015 and Later [Member]
Impairment [Abstract]
Lower fuel consumption for modern vessels			$ 4,000		$ 4,000
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value		1,422,279,000			$ 1,422,279,000	1,526,097,000
Depreciation and amortisation expense [abstract]
Estimated useful life of assets					20 years
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					$ 2,014,093,000	2,007,385,000
Additions	[1]					(42,000)
Transferred from vessels upgrades					4,896,000	6,750,000
Disposals					0	0
Balance, end of period		2,018,989,000			2,018,989,000	2,014,093,000
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					(487,996,000)	(391,894,000)
Charge for the period					(96,153,000)	(96,102,000)
Impairment charges					(12,560,000)
Disposals						0
Balance, end of period		(596,709,000)			(596,709,000)	(487,996,000)
Vessels [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					1,371,000	0
Additions					6,313,000	8,121,000
Transferred to vessels					(4,896,000)	(6,750,000)
Balance, end of period		2,788,000			2,788,000	1,371,000
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value		22,665,000			22,665,000	25,941,000
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					43,820,000	44,818,000
Additions	[1]					(375,000)
Transferred from vessels upgrades					9,480,000	2,493,000
Disposals					(8,505,000)	(3,116,000)
Balance, end of period		44,795,000			44,795,000	43,820,000
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					(17,880,000)	(9,171,000)
Charge for the period					(12,756,000)	(11,824,000)
Impairment charges					0
Disposals					8,505,000	3,116,000
Balance, end of period		(22,130,000)			(22,130,000)	(17,880,000)
Drydock [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					0	0
Additions					12,745,000	2,493,000
Transferred to vessels					(9,480,000)	(2,493,000)
Balance, end of period		3,265,000			3,265,000	0
Scrubbers [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value		31,039,000			31,039,000	$ 35,976,000
Depreciation and amortisation expense [abstract]
Estimated useful life of assets						3 years
Impairment [Abstract]
Lower fuel consumption for modern vessels			$ 3,000		4,000
Scrubbers [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					42,482,000	$ 12,652,000
Additions	[1]					(721,000)
Transferred from vessels upgrades					8,589,000	30,552,000
Disposals					0	0
Balance, end of period		51,071,000			51,071,000	42,482,000
Scrubbers [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					(6,507,000)	(388,000)
Charge for the period					(13,525,000)	(6,118,000)
Impairment charges					0
Disposals						0
Balance, end of period		(20,032,000)			(20,032,000)	(6,507,000)
Scrubbers [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period					10,281,000	0
Additions					9,524,000	40,832,000
Transferred to vessels					(8,589,000)	(30,552,000)
Balance, end of period		11,216,000			11,216,000	$ 10,281,000
DHT Cathy and DHT Sophie [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Impairment charges				$ 3,500,000
DHT China [Member]
Impairment [Abstract]
Non-cash impairment charge					2,800,000
Recoverable amount		38,400,000			38,400,000
DHT Europe [Member]
Impairment [Abstract]
Non-cash impairment charge					6,300,000
Recoverable amount		38,000,000			38,000,000
DHT Scandinavia [Member]
Impairment [Abstract]
Non-cash impairment charge					3,500,000
Recoverable amount		$ 40,400,000			$ 40,400,000

[1]	Additions in 2019 relates to adjustments to capitalized expenses in 2018.